Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
For the year ending Dember 31, 2025	$ 125
For the year ending Dember 31, 2026	131
For the year ending Dember 31, 2027 and thereafter	131
Total lease payments	387
Less: Imputed interest	(28)
Present value of lease liabilities	$ 359	$ 330